CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS EQUITY/DEFICIT (thru 12/31/2011) (USD $)	Preferred stock	Common Stock	Common Stock to be Issued	Additional Paid-In Capital	Retained Earnings / Accumulated Deficit	Total
Beginning balance, value at Jul. 25, 2010		$ 2,096		$ 191,565		$ 193,661
Beginning balance, shares at Jul. 25, 2010		20,955,199
Recapitalization and direct costs resulting in reverse merger:
Shares to be issued to Clean Wind Energy's stockholders, shares			300,000,000
Shares to be issued to Clean Wind Energy's stockholders, value			30,000			30,000
Shares to be issued for consulting services rendered in connection with reverse merger, shares			6,100,000
Shares to be issued for consulting services rendered in connection with reverse merger, value			427,000			427,000
Net loss					(838,157)	(838,157)
Ending balance, value at Dec. 31, 2010		2,096	457,000	191,565	(838,157)	(187,496)
Ending balance, shares at Dec. 31, 2010		20,955,199	306,100,000
Recapitalization and direct costs resulting in reverse merger:
Shares to be issued to Clean Wind Energy's stockholders, shares		300,000,000	(300,000,000)
Shares to be issued to Clean Wind Energy's stockholders, value		30,000	(30,000)
Shares to be issued for consulting services rendered in connection with reverse merger, shares		100,000	(100,000)
Shares to be issued for consulting services rendered in connection with reverse merger, value		10	(7,000)	6,990
Shares issued for consulting services, shares		100,000
Shares issued for consulting services, value		10		19,990		20,000
Shares to be issued in connection with PPM Subscription, shares			1,200,000
Shares to be issued in connection with PPM Subscription, value			120,000			120,000
Shares issued in connection with PPM Subscription, shares		1,200,000	(1,200,000)
Shares issued in connection with PPM Subscription, value		120	(120,000)	119,880
Shares issued in connection with PPM Subscription, shares		7,290,000
Shares issued in connection with PPM Subscription, value		729		728,271		729,000
Accrued warrants to be issued referring brokers in connection with PPM Subscription				(29,400)		(29,400)
Shares issued for consulting services, shares		24,422
Shares issued for consulting services, value		2		6,591		6,593
Broker's finders fees paid in connection with PPM Subscription				(9,800)		(9,800)
Shares issued for consulting services, shares		13,787
Shares issued for consulting services, value		1		2,756		2,757
Shares to be issued in connection with PPM Subscription, shares		1,050,000	600,000
Shares to be issued in connection with PPM Subscription, value		105	60,000	107,895		165,000
Shares issued for consulting services, shares		150,000
Shares issued for consulting services, value		15		17,985		18,000
Shares issued for consulting services, shares		50,000
Shares issued for consulting services, value		5		5,995		6,000
Shares forfeited and cancelled by some Clean Wind Energy's stockholders acquired in connection iwht the merger upon resignation, shares		(120,600,000)
Shares forfeited and cancelled by some Clean Wind Energy's stockholders acquired in connection iwht the merger upon resignation, value		(12,060)		12,060
Shares issued for consulting services, shares		517,111
Shares issued for consulting services, value		52		93,057		93,109
Net loss					(2,261,479)	(2,261,479)
Ending balance, value at Dec. 31, 2011		21,085	480,000	1,270,835	(3,099,636)	(1,327,716)
Ending balance, shares at Dec. 31, 2011		210,850,519	6,600,000
Recapitalization and direct costs resulting in reverse merger:
Shares issued for consulting services, shares		6,532,509
Shares issued for consulting services, value		653		257,254		257,907
Shares issued in connection with PPM Subscription, shares		600,000	(600,000)
Shares issued in connection with PPM Subscription, value		60	(60,000)	59,940
Shares issued for accrued expenses, shares		26
Shares issued for accrued expenses, value		261,556		34,441		34,467
Shares issued for future services, shares		21,500,000
Shares issued for future services, amount		2,150		(2,150)
Sale of common stock, shares		850,000
Sale of common stock, value		85		84,915		85,000
Shares issued in connection with the exercise of warrants, shares		2,300,000
Shares issued in connection with the exercise of warrants, value		230		229,770		230,000
Shares issued in settlement of debt, shares		22,500,000
Shares issued in settlement of debt, value		2,250		970,250		972,500
Beneficial conversion feature reclassified to equity upon repayment of convertible notes				209,487		209,487
Stock based compensation				645,255		645,255
Net loss					(3,485,101)	(3,485,101)
Ending balance, value at Sep. 30, 2012		$ 26,539	$ 420,000	$ 3,759,997	$ (6,584,737)	$ (2,378,201)
Ending balance, shares at Sep. 30, 2012		265,394,584	6,000,000